Offerings - Offering: 1	Aug. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	54,609,992
Proposed Maximum Offering Price per Unit	1.86
Maximum Aggregate Offering Price	$ 101,574,585.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,027.45
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, there are also being registered such indeterminate number of additional shares of common stock as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, based on the average of the high and low sales price of the common shares as reported on the Nasdaq Capital Market on August 18, 2026. Represents 54,609,992 shares of common stock registered pursuant to the Registration Statement.